Collaboration Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Collaboration Agreements [Abstract]
Collaboration Agreements
3.    Collaboration Agreements
2018 Gilead Agreement
In October 2018, the Company entered into a Research Collaboration and License Agreement (the “2018 Gilead Agreement”) with Gilead Sciences, Inc. (“Gilead”). Pursuant to the 2018 Gilead Agreement, the Company performed target discovery and validation activities in accordance with an agreed-upon multi-year research plan. During the initial three-year research term, Gilead had the option to obtain exclusive, worldwide licenses to develop and commercialize up to five validated programs (“Gilead Program License”).
In 2018, Gilead paid the Company a $50.0 million
non-refundable
upfront payment upon the execution of the 2018 Gilead Agreement. The Company was eligible to receive milestone payments of up to $1.7 billion across all programs and royalties on future sales of commercialized products, if any. For up to two programs licensed by Gilead, the Company had the option to co-develop
and
co-promote
certain programs licensed by Gilead in the U.S. and was eligible to receive royalties on
ex-U.S.
sales.
The Company assessed this arrangement in accordance with ASC 606 and concluded that the contract counterparty, Gilead, was a customer. The Company identified a single performance obligation under the arrangement consisting of the combination of participating on the joint steering committee and the research and development services provided during the research term. The identified promises were determined to not be individually distinct due to the specialized nature of the early-stage research services to be provided by the Company and the interdependent relationship between the promises. The Company determined that the option for Gilead to extend the term of the arrangement was not priced at a discount, and therefore did not provide Gilead with a material right. This option will be excluded from the transaction price until exercised. At the inception of the 2018 Gilead Agreement, the Company also determined that the Gilead program license options provided to Gilead did not include a material right.
The total transaction price, subject to variable consideration constraints, was allocated to the combined single performance obligation. The Company determined that the single combined performance obligation is satisfied over time as the customer is simultaneously receiving and consuming the benefit of the Company’s performance. The future milestone payments represent variable consideration that is fully constrained at inception of the arrangement as the achievement of the milestone events are highly uncertain.
Amended Gilead Agreement
In August 2020, Gilead made an equity investment of $20.0 million into the Company as a participant in the Company’s Series
B-1
preferred stock offering. At the time of the original investment, as well as of the December 31, 2020 balance sheet date, Gilead maintains an ownership of less than 10% of the Company and is thus not considered to be a related party to the Company.
In August 2020, the Company and Gilead also entered into an Amended Research Collaboration and License Agreement (the “Gilead Agreement”), which superseded and replaced the 2018 Gilead agreement. The Gilead Agreement represents a continuation of the initial target discovery and validation research and development efforts begun under the 2018 Gilead Agreement. Under the Gilead Agreement:

•	The Company received upfront, non-refundable consideration of $ 125.0 million from Gilead upon execution of the Gilead Agreement in 2020;

•	The term of the 2018 Gilead Agreement ended on the date the Gilead Agreement was executed. The Gilead Agreement has a research term of seven years;

•	Gilead expanded its option to license up to 15 programs for which Gilead may obtain exclusive, worldwide licenses to develop and commercialize therapies, subject to applicable license fees;

•
Prior to exercising its option to license a program, Gilead may “extend” such program, in which case Gilead will pay research extension fees and the Company will continue to collaborate with Gilead to discover and develop programs, potentially through early clinical development.

•
For up to five programs licensed by Gilead, the Company has the option to co-develop
and
co-promote
the lead product in the U.S., subject to certain exceptions, and is eligible to receive tiered royalties in the first decile on
ex-U.S.
sales.

The Company is eligible to receive up to $410.0 million per program in license, research extension, and clinical, regulatory, and commercial milestones.
The Gilead Agreement was accounted for as a modification of the 2018 Gilead Agreement under ASC 606 as both the scope and price of the contract were changed under the Gilead Agreement. The additional goods and services to be provided under the Gilead Agreement are not distinct from the combined performance obligation identified under the 2018 Gilead Agreement which was only partially satisfied at the date of contract modification. As such, the Company identified a single combined performance obligation under the Gilead Agreement consisting of the research services and continued participation on the joint steering committee during the research term. As a result, the Company’s progress towards completing its research services to Gilead over the seven-year term of the Amended Gilead Agreement was lower than its progress under the three-year term of the 2018 Gilead Agreement and a cumulative catch-up
adjustment was recorded during the third quarter of 2020 resulting in a reduction of $11.3 million of revenue previously recognized through the date of the Gilead Agreement.
In December 2020, Gilead elected to extend a program for a research extension fee of $12.0 million. The Company determined that the additional goods and services relating to the continued research services were not distinct from the early-stage research services already promised to Gilead under the on-going
research plan. Consideration pertaining to the research extension is paid to the Company in equal quarterly installment payments over an agreed upon payment schedule. Although future research installment payments are not payable in the event of scientific failure, the Company determined that the variable consideration of $12.0 million should not be constrained as the potential for a significant reversal of cumulative revenue recognized at the contract level is remote, and therefore the research extension consideration was added to the transaction price under the Gilead Agreement.
In April 2021, Gilead licensed a program for a $11.0 million fee. The $11.0 million license fee was received and recognized as revenue in the second quarter of 2021 since Tango has no continued involvement in the advancement of the program, Gilead can benefit from the license on its own and the license is separately identifiable from the research services.
Gilead Revenue Recognized
The total transaction price allocated to the combined performance obligation under the Gilead Agreement was $187.0 million at June 30, 2021. The total transaction price was comprised of the $50.0 million upfront payment pursuant to the 2018 Gilead Agreement, the $125.0 million upfront payment pursuant to the Gilead Agreement, and the $12.0 million pursuant to the research extension fee in December 2020. During the three and six months ended June 30, 2021, the Company recognized $7.2 million and $13.5 million, respectively, and during the three and six months ended June 30, 2020, the Company recognized $4.7 million and $9.1 million, respectively, of revenue associated with the Gilead Agreements based on performance completed during each period. During the three and six months ended June 30, 2021, the Company recognized revenue of $11.0 million, associated with the payments received in the second quarter of 2021 pursuant to the April 2021 program license. During the three and six months ended June 30, 2020, the Company recognized revenue of $0.3 million and $0.7 million, respectively, associated with the payments rec
e
ived in 2019 pursuant to the program license and Gilead Letter Agreement. The consideration allocated to the Gilead License was recognized upon delivery of the underlying license in 2019 as Gilead could benefit from the license on its own and the Gilead License was separately identifiable from the Gilead Letter Agreement research services.
The Company reevaluates the transaction price and the total estimated costs expected to be incurred to satisfy the performance obligations at the end of each reporting period and as uncertain events, such as changes to the expected timing and cost of certain research and development activities that the Company is responsible for, are resolved or other changes in circumstances occur. As of June 30, 2021 and December 31, 2020, the Company had short-term deferred revenue of $24.5 million and $32.0 million, respectively, and long-term deferred revenue of $118.7 million and $120.8 million, respectively, related to the Gilead collaboration. The remaining long-term revenue is expected to be recognized proportionally to the completed obligations over an expected remaining contractual term of approximately 6.1 years.
Amounts due to the Company that have not yet been received are recorded as accounts receivable and amounts received that have not yet been recognized as revenue are recorded as deferred revenue on the Company’s condensed consolidated balance sheet.
As of June 30, 2021, $4.0 million of the total research extension fee amount of $12.0 million had been received, $2.0 million had been recorded as accounts receivable and the remaining $6.0 million was determined to be conditional upon the satisfaction of additional research obligations, and thus a contract asset.
The contract asset balance is presented net of the deferred revenue contract liability.
Costs incurred pursuant to the Gilead Agreements are recorded as research and development expense.

3. Collaboration Agreements
2018 Gilead Agreement
In October 2018, the Company entered into a Research Collaboration and License Agreement (the “2018 Gilead Agreement”) with Gilead Sciences, Inc. (“Gilead”). Pursuant to the 2018 Gilead Agreement, the Company performed target discovery and validation activities in accordance with an agreed-upon a multi-year research plan. During the initial three-year research term, Gilead had the option to obtain exclusive, worldwide licenses to develop and commercialize up to five validated programs (“Gilead Program License”).
In 2018, Gilead paid the Company a $50.0 million
non-refundable
upfront payment upon the execution of the 2018 Gilead Agreement. The Company was eligible to receive milestone payments of up to $1.7 billion across all programs and up to low double-digit tiered percentage royalties on future sales of commercialized products, if any. For up to two programs licensed by Gilead, the Company had the option to co-develop
and
co-promote
certain programs licensed by Gilead in the U.S. and was eligible to receive milestone payments and royalties on
ex-U.S.
sales.
The Company assessed this arrangement in accordance with ASC 606 and concluded that the contract counterparty, Gilead, was a customer. The Company identified a single performance obligation under the arrangement consisting of the combination of participating on the joint steering committee and the research and development services provided during the research term. The identified promises were determined to not be individually distinct due to the specialized nature of the early-stage research services to be provided by the Company and the interdependent relationship between the promises. The Company determined that the option for Gilead to extend the term of the arrangement was not priced at a discount, and therefore did not provide Gilead with a material right. This option will be excluded from the transaction price until exercised. At the inception of the 2018 Gilead Agreement, the Company also determined that the Gilead program license options provided to Gilead did not include a material right.
The Company determined that the transaction price at the inception of the arrangement was equal to the total upfront payment received in the aggregate amount of $50.0 million. The total transaction price, subject to variable consideration constraints, was allocated to the combined single performance obligation. The Company determined that the single combined performance obligation is satisfied over time as the customer is simultaneously receiving and consuming the benefit of the Company’s performance. The future milestone payments represent variable consideration that is fully constrained at inception of the arrangement as the achievement of the milestone events are highly uncertain.
In May 2019, Gilead licensed (the “Gilead License”) its first program under the 2018 Gilead Agreement and paid the Company a $7.5 million license fee. Gilead obtained a license to develop and commercialize therapies associated with the nominated program. At the inception of the 2018 Gilead Agreement, the Company determined that the licenses provided to Gilead through the 2018 Gilead Agreement did not include a material right as the license fees were not priced at a discount. At the time of the exercise of the license option by Gilead for the specified nominated program, the Company’s obligations for the nominated program were completed. As such, the Gilead license of the nominated program was determined to be distinct and accounted for as a separate contract.
In July 2019
, the Company and Gilead also entered into a letter agreement (the “Gilead Letter Agreement”) whereby the Company would perform additional research services on behalf of Gilead associated with the first program licensed und
e
r the 2018 Gilead Agreement. Upon execution of the Gilead Letter Agreement, Gilead made a $2.6 million payment to the Company as consideration for the performance of additional research services as stipulated in the Gilead Letter Agreement. The Company concluded that the Gilead Letter Agreement should be combined with the Gilead License and accounted for as a single contract. The Company determined that the Gilead License and the research services included in the Gilead Letter Agreement were each distinct as Gilead could benefit from the Gilead License without receiving the additional research services from the Company. As such, the Company allocated the transaction price for the combined agreement between the two distinct performance obligations in proportion to their relative standalone selling prices.
Amended Gilead Agreement
In August 2020, Gilead made an equity investment of $20.0 million into the Company as a participant in the Company’s Series
B-1
preferred stock offering. At the time of the original investment, as well as of the December 31, 2020 balance sheet date, Gilead maintains an ownership of less than 10% of the Company and is thus not considered to be a related party to the Company.
In August 2020, the Company and Gilead also entered into an Amended Research Collaboration and License Agreement (the “Gilead Agreement”), which superseded and replaced the 2018 Gilead agreement. The Gilead Agreement represents a continuation of the initial target discovery and validation research and development efforts begun under the 2018 Gilead Agreement. Under the Gilead Agreement:

•	The Company received upfront, non-refundable consideration of $125.0 million from Gilead upon execution of the Gilead Agreement in 2020;

•	The term of the 2018 Gilead Agreement ended on the date the Gilead Agreement was executed. The Gilead Agreement has a research term of seven years;

•	Gilead expanded its option to license up to 15 programs for which Gilead may obtain exclusive, worldwide licenses to develop and commercialize therapies, subject to applicable license fees;

•
Prior to exercising its option to license a program, Gilead may “extend” such program, in which case Gilead will pay research extension fees and the Company will continue to collaborate with Gilead to discover and develop programs, potentially through early clinical development.

•
For up to five programs licensed by Gilead, the Company has the option to co-develop
and
co-promote
the lead product in the U.S., subject to certain exceptions, and eligible to receive milestone payments and royalties on
ex-U.S.
sales.

The Company is eligible to receive up to $410.0 million per program in license, research extension, and clinical, regulatory, and commercial milestones. The Company is also eligible to receive up to low double-digit tiered royalties on net sales by Gilead, if any, on a country-by-country
and
product-by-product
basis until the later of (a) the expiration of the last valid claim of the Company’s patents or, in some instances, certain Gilead patents, in each case, covering such product in such country or (b) ten years after the first commercial sale of such product in such country. For those programs the Company co-develops
and
co-promotes
in the U.S., the Company and Gilead would share equally in the development costs as well as the profits and losses in the U.S. For such products, the Company remains eligible to receive certain clinical and regulatory milestone payments as well as commercial milestone payments and up to low double-digit tiered royalties based on net sales outside the U.S.
The Gilead Agreement was accounted for as a modification of the 2018 Gilead Agreement under ASC 606 as both the scope and price of the contract were changed under the Gilead Agreement. The additional goods and services to be provided under the Gilead Agreement are not distinct from the combined performance obligation identified under the 2018 Gilead Agreement which was only partially satisfied at the date of contract modification. As such, the Company identified a single combined performance obligation under the Gilead Agreement consisting of the research services and continued participation on the joint steering committee during the research term. As a result, the Company’s progress towards completing its research services to Gilead over the seven-year term of the Amended Gilead Agreement was lower than its progress under the three-year term of the 2018 Gilead Agreement and a cumulative catch-up
adjustment was recorded during the third quarter of 2020 resulting in a reduction of $11.3 million of revenue previously recognized through the date of the Gilead Agreement.
In December 2020, Gilead elected to extend a program for a research extension fee of $12.0 million. The Company determined that the additional goods and services relating to the continued research services were not distinct from the early-stage research services already promised to Gilead under the on-going
research plan. Consideration pertaining to the research extension is paid to the Company in equal quarterly installment payments over an agreed upon payment schedule. Although future research installment payments are not payable in the event of scientific failure, the Company determined that the variable consideration of $12.0 million should not be constrained as the potential for a significant reversal of cumulative revenue recognized at the contract level is remote, and therefore the research extension consideration was added to the transaction price
under the Gilead Agreement.
Gilead Revenue Recognized
The total transaction price allocated to the combined performance obligation under the Gilead Agreement was $187.0 million at December 31, 2020. The total transaction price was comprised of the $50.0 million upfront payment pursuant to the 2018 Gilead Agreement, the $125.0 million upfront payment pursuant to the Gilead Agreement, and the $12.0 million pursuant to the research extension fee in December 2020. During the years ended December 31, 2020 and 2019, the Company recognized $7.0 million and $15.2 million, respectively, of revenue associated with the Gilead Agreements based on performance completed during each period. During the years ended December 31, 2020 and 2019, the Company recognized revenue of $0.7 million and $9.4 million, respectively, associated with the payments received in 2019 pursuant to the program license and Gilead Letter Agreement. The consideration allocated to the Gilead License was recognized upon delivery of the underlying license in 2019 as Gilead could benefit from the license on its own and the Gilead License was separately identifiable from the Gilead Letter Agreement research services.
The Company reevaluates the transaction price and the total estimated costs expected to be incurred to satisfy the performance obligations at the end of each reporting period and as uncertain events, such as changes to the expected timing and cost of certain research and development activities that the Company is responsible for, are resolved or other changes in circumstances occur. As of December 31, 2020 and 2019, the Company had short-term deferred revenue of $32.0 million and $19.6 million, respectively, and long-term deferred revenue of
$120.8 million and $14.1 million, respectively, related to the Gilead collaboration. Of the total short-term deferred revenue at December 31, 2019, $18.6 million related to the 2018 Gilead Agreement and the other $1.0 million related to the Gilead Letter Agreement.
Amounts due to the Company that have not yet been received are recorded as accounts receivable and amounts received that have not yet been recognized as revenue are recorded as deferred revenue on the Company’s consolidated balance sheet. As of December 31, 2020, $2.0 million of the total research extension fee amount of $12.0 million had been recorded as accounts receivable and the remaining $10.0 million was determined to be conditional upon the satisfaction of additional research obligations, and thus a contract asset. The contract asset balance is presented net of the deferred revenue contract liability.
Costs incurred pursuant to the Gilead Agreements are recorded as research and development expense.